ACQUISITION OF GOLD STANDARD VENTURES CORP. - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF CONTACT GOLD CORP.
Cash	$ 160,849		$ 96,632	$ 96,278
Lease liabilities	(2,179)		(2,908)	$ (3,173)
Exploration and evaluation properties - South Railroad	$ 181,993		$ 170,000
Contact Gold Corp
ACQUISITION OF CONTACT GOLD CORP.
Cash		$ 83
Restricted cash		18
Receivables and other assets		209
Trade and other payables		(717)
Lease liabilities		(27)
Asset retirement obligations		(156)
Exploration and evaluation properties - South Railroad		12,203
Total assets acquired and liabilities assumed, net		$ 11,613